Securitization Activities (Tables)	12 Months Ended
Nov. 30, 2019
Transfers and Servicing [Abstract]
Activity Related To Securitizations Accounted For As Sales
The following table presents activity related to our securitizations that were accounted for as sales in which we have continuing involvement (in millions):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Transferred assets	$4,780.9	$7,159.3	$4,552.9
Proceeds on new securitizations	4,852.8	7,165.3	4,594.5
Cash flows received on retained interests	48.3	48.5	28.7

Summary Of Retained Interests In SPEs
The following table summarizes our retained interests in SPEs where we transferred assets and have continuing involvement and received sale accounting treatment (in millions):

	November 30, 2019		November 30, 2018
Securitization Type	Total Assets	Retained Interests	Total Assets	Retained Interests

U.S. government agency residential mortgage-backed securities	$10,671.7	$103.3	$13,633.5	$365.3
U.S. government agency commercial mortgage-backed securities	1,374.8	45.8	2,027.6	185.6
CLOs	3,006.7	58.4	3,512.0	20.9
Consumer and other loans	1,149.3	71.8	604.1	48.9